As filed with the Securities and Exchange Commission on February 15, 2001
                     Registration Nos. 333-83397, 811-09481

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 2   [ X ]
                                       and
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 3          [ X ]

                               HUNTINGTON VA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              41 South High Street
                              Columbus, Ohio 43287
                     (Address of Principal Executive Office)
                                 1-800-544-8347
                         (Registrant's Telephone Number)

                                 Ronald J. Corn
                          The Huntington National Bank
                        41 South High Street, 11th Floor
                              Columbus, Ohio 43287
                     (Name and Address of Agent for Service)
                                   Copies to:
                             Alyssa Albertelli, Esq.
                                  Ropes & Gray
                        1301 K Street, NW, Suite 800 East
                           Washington, D.C. 2005-3333
                               Fax: (248) 203-0763

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

       / /        60 days after filing pursuant to Rule 485(a)(1), or
       / /        On ______ pursuant to Rule 485(a)(1), or
       /X/        75 days after filing pursuant to Rule 485(a)(2), or
       / /        On               , pursuant to Rule 485(a)(2).
       / /        Immediately upon filing pursuant to Rule 485(b), or
       / /        On _______ pursuant to Rule 485(b)

If appropriate, check this box:
       / / This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest.

                             THE HUNTINGTON VA FUNDS





                                   PROSPECTUS




                       Huntington VA Dividend Capture Fund
                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                     Huntington VA International Equity Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                        Huntington VA Rotating Index Fund




                                   May 1, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

HOW TO READ THIS PROSPECTUS

The Huntington VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of the Hartford Life Insurance Company. The Huntington VA Funds are advised by professional portfolio managers at The Huntington National Bank.

The Funds have various investment goals and strategies. This prospectus gives you important information about the Huntington VA Funds that you should know before investing.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information.

INDIVIDUAL HUNTINGTON VA FUND SUMMARIES
Dividend Capture Fund.......................................................  XX
Growth Fund.................................................................  XX
Income Equity Fund..........................................................  XX
International Equity Fund...................................................  XX
Mid Corp America Fund.......................................................  XX
New Economy Fund............................................................  XX
Rotating Index Fund......................................................... XXX

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON VA FUNDS
Purchasing Shares........................................................... XXX
Redeeming Shares............................................................ XXX

More About the Huntington VA Funds
Management of the Funds..................................................... XXX
Dividends and Distributions................................................. XXX
Tax Consequences............................................................ XXX
Financial Highlights........................................................ XXX
Additional Investment Strategies............................................ XXX
Investment Practices........................................................ XXX
Glossary of Investment Risks................................................ XXX

DIVIDEND CAPTURE FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek total return on investment, with dividend income as an important component of that return

INVESTMENT FOCUS                    U.S. common stocks and covered option positions relative to those stocks

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify stocks that pay dividends and hedge against adverse market swings

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors seeking capital appreciation with the potential for higher current income than the average stock fund

INVESTMENT STRATEGY

The Huntington VA Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock, and REIT's (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company's future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser's opinion, leaves little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.



For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

BASIS RISK: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND A TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, THE BAR CHART AND TABLE ARE NOT SHOWN.

GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve long-term capital appreciation primarily through investing in equity securities.

INVESTMENT FOCUS                    Common stocks of medium to large companies

PRINCIPAL INVESTMENT STRATEGY       Seeks to invest in companies offering above-average growth potential

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital appreciation


INVESTMENT STRATEGY

The Huntington Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser frequently invests in established companies which it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

INCOME EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

INVESTMENT FOCUS                    Common stocks and investment grade corporate debt obligations

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify stocks that pay high dividends

SHARE PRICE VOLATILITY              Moderate

INVESTOR PROFILE                    Investors seeking capital appreciation potential with higher current income and lower volatility than the average
                                    stock fund.


INVESTMENT STRATEGY

The Huntington Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Adviser focuses primarily on equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART GIVES SOME INDICATION OF THE RISKS OF AN INVESTMENT IN THE FUND. THE RETURNS IN THE BAR CHART AND THE TABLE BELOW DO NOT REFLECT INSURANCE SEPARATE ACCOUNT CHARGES. IF THESE CHARGES WERE INCLUDED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN.*

2000

____%

Best Quarter                        Worst Quarter
(____)                              (____)
 ____%                               ____%

*The performance information above is based on a calendar year.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000, TO THOSE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------
                                                                        SINCE
                                                    1 YEAR            INCEPTION*

--------------------------------------------------------------------------------
INCOME EQUITY FUND

                                                     ____%               ____%
--------------------------------------------------------------------------------
S&P 500 INDEX1                                       ____%               ____%

--------------------------------------------------------------------------------

[FN]
1 The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

*Since 10/20/99.

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek total return on its assets

INVESTMENT FOCUS                    Equity securities of companies based outside the U.S.

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify equity securities of companies based outside the U.S.
                                    with the best potential for superior long-term investment returns

SHARE PRICE VOLATILITY              High

INVESTOR PROFILE                    Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

INVESTMENT STRATEGY

The Huntington VA International Equity Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock selection and selection of industry and country are secondary considerations. The Adviser attempts to purchase securities with a mix of growth and value characteristics.

Using its own quantitative process, the Adviser ranks the potential future performance of select companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser reviews such factors as the company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and its pricing power. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

The Adviser frequently identifies benchmarks for certain securities such as price-to-earnings ratios or stock prices. Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the

Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

CURRENCY RISKS: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND A TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, THE BAR CHART AND TABLE ARE NOT SHOWN.

MID CORP AMERICA FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000(R) Index or have market capitalizations within the range of such included companies

INVESTMENT FOCUS                    Common stocks

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with outstanding growth characteristics

SHARE PRICE VOLATILITY              Moderate to high

INVESTOR PROFILE                    Long-term investors seeking capital appreciation


INVESTMENT STRATEGY

The Huntington VA Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000(R) Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000(R) Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000(R) Index represents the top 3,000 NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization. As of the date of this prospectus, the Russell 3000(R) Index statistics were as follows: the average market capitalization was approximately $____ billion, the median market capitalization was approximately $___ billion, and the smallest company in the Index had an approximate market capitalization of $___ billion.

In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. In selecting investments, the Adviser reviews historical earnings, revenue, and cash flow to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.

Factors the portfolio typically considers is selecting individual securities include fundamental analysis, technical analysis, and valuation techniques.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks or consult the SAI.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily small to mid cap companies - will underperform other kinds of investments or market averages.

SMALL/MID CAP STOCK RISK: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

For more information about these risks, please see "Glossary of Investment
Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND A TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, THE BAR CHART AND TABLE ARE NOT SHOWN.

NEW ECONOMY FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

INVESTMENT FOCUS                    Common stocks of technology and scientific companies

PRINCIPAL INVESTMENT STRATEGY       Long-term capital appreciation

SHARE PRICE VOLATILITY              High

INVESTOR PROFILE                    Long-term investors seeking capital appreciation


INVESTMENT STRATEGY

The Huntington VA New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

"New economy" companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

GROWTH STOCK RISK: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

MID/SMALL CAP STOCK RISK: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND A TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, THE BAR CHART AND TABLE ARE NOT SHOWN.

ROTATING INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek to approximate the returns of various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

INVESTMENT FOCUS                    Common stocks and index-based securities

PRINCIPAL INVESTMENT STRATEGY       Attempts to emulate the returns of the broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Long-term investors seeking capital appreciation

INVESTMENT STRATEGY

The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of INDEX-BASED SECURITIES, as described below) substantially all of its assets in the stocks that comprise the BROAD-BASED EQUITY INDEX selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of INDEX-BASED SECURITIES such as Standard & Poor's Depository Receipts ("SPDRs") and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s").

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad-based equity index, for liquidity purposes, the Fund may invest in money market instruments.

--------------------------------------------------------------------------------
INDEX-BASED SECURITIES are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S& P 500 Index or the NASDAQ-100 Index.
--------------------------------------------------------------------------------

A BROAD-BASED EQUITY index is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the

Standard & Poor's 500 Composite Index, Dow Jones Industrials Average, NASDAQ-100 Index or Russell 3000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not be considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will underperform other kinds of investments or market averages.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about the Fund's investment strategies and more information about these risks, please see "Additional Investment Strategy" and "Glossary of Investment Risks."

PERFORMANCE INFORMATION

THIS SECTION WOULD NORMALLY INCLUDE A BAR CHART AND A TABLE SHOWING HOW THE FUND HAS PERFORMED AND HOW PERFORMANCE HAS VARIED FROM YEAR TO YEAR. BECAUSE THE FUND HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, THE BAR CHART AND TABLE ARE NOT SHOWN.

SHAREOWNER GUIDE - HOW TO INVEST IN THE HUNTINGTON VA FUNDS

PURCHASING SHARES

You may purchase shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by Hartford Life. These shares are not offered directly to the public.

You should refer to the prospectus provided by Hartford Life for information on how to purchase a variable annuity contract or variable life insurance policy and how to select the Huntington VA Funds as an investment option for your contract or policy.

WHAT SHARES COST

The offering price of a share is its net asset value (determined after the order is considered received by the Trust). The Trust has authorized Hartford Life to accept purchase orders on its behalf.

The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Fund does not impose any sales charges on the purchase of its shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by Hartford Life under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for Hartford Life's variable annuity contracts and variable life insurance policies.

The Trust calculates net asset value for each of the Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

NOTES ABOUT PURCHASES

Hartford Life, through its separate account, is responsible for placing orders to purchase shares of the Huntington VA Funds. In order to purchase shares of a Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

The Trust reserves the right to suspend the sale of shares of any of its Funds temporarily and the right to refuse any order to purchase shares of any of its Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

REDEEMING SHARES

You may redeem shares of the Huntington VA Funds only through Hartford Life.

We redeem shares of the Huntington VA Funds on any business day when both the Federal Reserve Banks and the New York Stock Exchange are open. The price at which the Trust will redeem a share will be its net asset value (determined after the order is considered received). The Trust has authorized Hartford Life to accept redemption requests on its behalf.

The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

NOTES ABOUT REDEMPTIONS

In order to redeem shares of a Huntington VA Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after net asset value is next determined. Proceeds are wired to an account designated by Hartford Life.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time.

MORE ABOUT THE HUNTINGTON VA FUNDS

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

INVESTMENT ADVISER

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $___ billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $___ billion of assets, and has investment discretion over approximately $___ billion of that amount.

Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.

During the fiscal year ended December 31, 2000, the Trust paid Huntington management fees as a percentage of average net assets as follows:

--------------------------------------------------------------------------------
Income Equity Fund                          0___%
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

All investment decisions for the Huntington VA Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

PRIOR PERFORMANCE OF THE HUNTINGTON INCOME EQUITY FUND AND THE
HUNTINGTON GROWTH FUND

The table below presents performance information for Trust Shares of the Huntington Income Equity Fund and the Huntington Growth Fund, both a portfolio of The Huntington Funds, mutual funds advised by Huntington. The investment objectives, strategies and risks of the Huntington VA Income Equity Fund are substantially similar in all material respects to those of the Huntington Income Equity Fund. The investment objectives, strategies and risks of the Huntington VA Growth Fund are substantially similar in all material respects to those of the Huntington Growth Fund. Mr. Buskirk, the portfolio manager of the Huntington VA Income Equity Fund, has maintained primary responsibility for the day-to-day portfolio management of the Huntington Equity Income Fund since its inception.

The Huntington Fund's Trust Shares are most similar to the shares offered by the Huntington VA Income Equity Fund and the Huntington VA Growth Fund. However, expenses for the Huntington VA Income Equity Fund and the Huntington VA Growth Fund will differ from those of the Huntington Income Equity Fund and the Huntington Growth Fund, respectively.

The table shows how the average annual returns of the Huntington Income Equity Fund and the Huntington Growth Fund compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions. The Huntington Income Equity Fund and the Huntington Growth Fund are each a separate fund and their historical performance is not an indication of the potential performance of the Huntington VA Income Equity Fund and the Huntington VA Growth Fund, respectively.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                           (on a calendar year basis)
--------------------------------------------------------------------------------
                    Huntington
                      Income
                      Equity
                       Fund       S&P 500
--------------------------------------------------------------------------------
1 Year                 ___%        ___%
--------------------------------------------------------------------------------
5 Years                ___%        ___%
--------------------------------------------------------------------------------
Since Inception
(7/3/89)               ___%        ___%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                           (on a calendar year basis)
--------------------------------------------------------------------------------
                    Huntington
                      Growth
                       Fund       S&P 500
--------------------------------------------------------------------------------
1 Year                 ___%        ___%
--------------------------------------------------------------------------------
5 Years                ___%        ___%
--------------------------------------------------------------------------------
Since Inception
(7/3/89)               ___%        ___%
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND

Federated Global Investment Management Corp. (Federated) serves as the sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement with Huntington. Under the sub-advisory agreement, Federated manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Huntington Funds' Board of Trustees and Huntington in accordance with the Fund's investment objectives, policies, and restrictions.

Federated and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $125 billion in assets as of December 31, 1999.

Through its portfolio management team, Federated makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.

For its sub-advisory services, Federated will receive 0.65% of the average daily net assets of the Huntington VA International Equity Fund's first $100 million of assets; 0.50% of average daily net assets of the Fund's next $50 million in assets; and 0.35% of average daily net assets of the Fund over $150 million. This fee will accrue daily and will be paid monthly by Huntington.


DIVIDENDS AND DISTRIBUTIONS

Each of the Funds offered by this Prospectus declares and pays dividends on investment income monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional shares of the respective Huntington VA Fund.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by Hartford Life and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code and will not be entitled to favorable tax treatment.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

         The following financial highlights for the periods or year ended December 31, 1999 and 2000 were audited by KPMG LLP. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and will be incorporated by reference into (considered a legal part of) the Statement of Additional Information.


ADDITIONAL INVESTMENT STRATEGIES

FUNDAMENTAL INVESTMENT POLICIES

The following are fundamental policies of the indicated Fund:

GROWTH FUND

o    at least 65% of total assets invested in equity securities.

INCOME EQUITY FUND

o at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

ROTATING INDEX FUND

o at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

ADDITIONAL INVESTMENT POLICIES

ROTATING INDEX FUND. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser.

Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the index.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                           FUND CODE

Dividend Capture Fund                                                   1
Growth Fund                                                             2
Income Equity Fund                                                      3
International Equity Fund                                               4
Mid Corp America Fund                                                   5
New Economy Fund                                                        6
Rotating Index Fund                                                     7


---------------------------------------------------------------------------------------------------------------
INSTRUMENT                                                          FUND CODE                RISK TYPE

ASSET-BACKED SECURITIES: Securities backed by company                   6                   Pre-payment
receivables, home equity loans, truck and auto loans,                                         Market
leases, credit card receivables and other securities backed                                   Credit
by other types of receivables or assets.                                                     Regulatory
----------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts                 1-7                    Credit
drawn on and accepted by a commercial bank.  They generally                                  Liquidity
have maturities of six months or less.                                                        Market
----------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1,3,4,6                  Market
securities that obligate the issuer to pay the bondholder                                     Credit
a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
----------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the                1-7                   Management
right to buy, and obligates the seller of the option to sell, a                              Liquidity
security at a specified price.  A  put option gives the buyer the                             Credit
right to sell, and obligates the seller of the option to buy, a                               Market
security at a specified price.  The Funds may write and purchase                             Leverage
put options and may write call options.
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                        1-7                    Market
with a stated maturity.                                                                       Credit
                                                                                             Liquidity
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                     1-7                    Credit
promissory notes issued by corporations and other entities.                                  Liquidity
Their maturities generally vary from a few days to nine months.                               Market
----------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                        1-7                    Market
----------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                  1-7                    Market
convert to common stock.                                                                      Credit


----------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                  1-7                    Market
standby commitments to purchase the securities at a fixed                                    Liquidity
price (usually with accrued interest) within a fixed period                                  Management
of time following demand by a Fund.
----------------------------------------------------------------------------------------------------------
DEPOSITORY RECEIPTS: Depository receipts represent interests           1-7                    Market
in underlying securities issued by a foreign company.  ADRs are                              Political
foreign shares of a company held by a U.S.  bank that issues a                          Foreign Investment
receipt evidencing ownership.  ADRs pay dividends in U.S. dollars.
The foreign securities underlying European Depository Receipts (EDRs),
Global Depository Receipts (GDRs), and International Depository Receipts
(IDRs), are traded globally or outside the United States.
----------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying     1-7                   Management
contract, index or security, or any combination thereof, including                            Market
futures, options (e.g., put and calls), options on futures, swap                              Credit
agreements, some mortgage-backed securities, and hybrid instruments.                         Liquidity
Hybrid instruments combine elements of derivative contracts with                             Leverage
those of another security.
----------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including       1-7                    Market
ADRs and Global Depository Receipts (GDRs), as well as                                       Political
commercial paper of foreign issuers and obligations of foreign                          Foreign Investment
governments, agencies, companies, banks, and overseas branches of U.S.                       Liquidity
banks or supranational entities.
----------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS: An obligation to                          2-4,6                  Management
purchase or sell a specific amount of a currency at a fixed                                  Liquidity
future date and price set by the parties involved at the time                                 Credit
the contract is negotiated.                                                                   Market
                                                                                             Political
                                                                                             Leverage
                                                                                        Foreign Investment
----------------------------------------------------------------------------------------------------------
FOREIGN EXCHANGE CONTRACTS: Spot currency                               4                    Management
trades whereby one currency is exchanged for another.                                        Liquidity
The Fund may also enter into derivative contracts in which                                    Credit
a foreign currency is an underlying contract.                                                 Market
                                                                                             Political
                                                                                             Leverage
                                                                                        Foreign Investment
----------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the              1-7                   Management
future sale and purchase of a specific amount of a specific                                    Market
security, class of securities, or index at a specified time in                                 Credit
the future and at a specified price. The aggregate value                                     Liquidity
of options on securities (long puts and calls) will not exceed                               Leverage
10% of a Fund's net assets at the time it purchases the options.
Each Fund will limit obligations under futures, options
on futures, and options on securities to no more than 25%
of the Fund's assets.
----------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be              1-7                   Liquidity
sold within seven business days at the value the Fund                                         Market
has estimated for them.  Each Fund may invest up to
15% of its net assets in illiquid securities.


----------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as                 1-7                    Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the
S&P 500 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue
to the index stocks in the underlying portfolio, less trust expenses.
----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                    1-7                    Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for
which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.
----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher           1,3-6                   Market
by Standard & Poor's; Baa or better by Moody's;                                               Credit
similarly rated by other nationally recognized rating organizations;
or, if not rated, determined to be of comparably high quality by the Adviser.
----------------------------------------------------------------------------------------------------------
LIMITED LIABILITY COMPANIES: Entities such as limited partnerships,     4                     Market
limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
----------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                       1-7                    Market
dollar-denominated debt securities with remaining                                             Credit
maturities of one year or less.  These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations.  These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Bonds backed by real estate                                1,3                  Prepayment
loans and pools of loans.  These include collateralized mortgage                              Market
obligations (CMOs) and real estate mortgage investment                                        Credit
conduits (REMICs).                                                                          Regulatory
----------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or                   3                     Market
political subdivision to obtain funds for various public                                      Credit
purposes.  Municipal securities include private activity bonds                               Political
and industrial development bonds, as well as general                                            Tax
obligation bonds, tax anticipation notes, bond anticipation                                 Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).



There are two general types of municipal bonds: GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.
----------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued                4                      Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various
governments and government agencies.
----------------------------------------------------------------------------------------------------------
OPTIONS ON CURRENCIES: A Fund may buy put options and sell              4                    Management
covered call options on foreign currencies (traded on U.S. and                               Liquidity
foreign exchanges or over-the-counter markets).  A covered call                               Credit
option means the Fund will own an equal amount of the underlying                              Market
foreign currency.  Currency options help a Fund manage its exposure                          Political
to changes in the value of the U.S. dollar relative to other currencies.                     Leverage
If a Fund sells a put option on a foreign currency, it will establish a                  Foreign Investment
Foreign Investment segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.
----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends       1-7                    Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT ("REITS"): Pooled investment vehicles which     1, 4                  Liquidity
invest primarily in income producing real estate or real estate loans                        Management
or interest.                                                                                  Market
                                                                                             Regulatory
                                                                                                Tax
                                                                                            Pre-payment
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                  1-7                    Market
the simultaneous commitment to return the security to                                        Leverage
the seller at an agreed upon price on an agreed upon
date.  This is treated as a loan.
----------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1, 4-7                   Market
and the simultaneous commitment to buy the security back                                     Leverage
at an agreed upon price on an agreed upon date.  This is
treated as a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the             1-7                   Liquidity
Securities Act of 1933, such as privately placed commercial                                   Market
paper and Rule 144A securities.
----------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                1-7                    Market
Fund's total assets.  In return the Fund will receive                                        Leverage
cash, other securities and/or letters of credit.                                             Liquidity
                                                                                              Credit
----------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                           3                     Credit
issued by governments and political sub-divisions.                                           Liquidity
                                                                                              Market
                                                                                               Tax


----------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a                     1-7                   Liquidity
bank in exchange for a deposit of money.                                                      Credit
----------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment             1, 3-6                  Market
growth receipts, and certificates of accrual of Treasury securities.
----------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                 1, 4-6                  Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock.  Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest.  The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                   1-7                    Market
by agencies and instrumentalities of the U.S. government.                                     Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                        1-7                    Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
----------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with               1-7                    Credit
interest rates that are reset daily, weekly, quarterly or on                                 Liquidity
some other schedule.  Such instruments may be payable to                                      Market
a Fund on demand.
----------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a           1-7                    Market
proportionate amount of common stock at a specified price.                                    Credit
Warrants are typically issued with preferred stock and bonds.
----------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS                           1, 3-6                  Market
AND DELAYED DELIVERY TRANSACTIONS:                                                           Leverage
A purchase of, or contract to purchase, securities at a fixed                                Liquidity
price for delivery at a future date. The portfolio managers                                   Credit
of each Fund expect that commitments to enter into forward
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
----------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar                3, 4                    Market
denominated bonds issued by foreign corporations or                                           Credit
governments.  Sovereign bonds are those issued by the
government of a foreign country.  Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank.  Canadian bonds are those issued by Canadian provinces.
----------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1, 3, 4                  Credit
debt that pay no interest, but are issued at a discount from                                  Market
their value at maturity. When held to maturity, their entire                                Zero Coupon
return equals the difference between their issue price and
their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. As a result, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

CALL (800) 253-0412

Write
Huntington VA Funds
41 South High Street
Columbus, OH  43287

LOG ON TO THE INTERNET

The Huntington National Bank maintains a website, http://www.huntington.com, with information relating to the Huntington VA Funds. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

CONTACT THE SEC

Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-9481.
                               HUNTINGTON VA FUNDS

                       Huntington VA Dividend Capture Fund
                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                     Huntington VA International Equity Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
                        Huntington VA Rotating Index Fund



                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information contains information which may be of interest to investors in the Huntington VA Funds (the "Trust") but which is not included in the Prospectus. This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for the Huntington VA Funds dated May 1, 2001. This Statement should be read together with the Prospectus. Investors may obtain a free copy of a Prospectus by calling the Huntington VA Funds at 800-253-0412.

May 1, 2001

                                TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS....................................................................2
HIGHMARK FUNDS.................................................................3
INVESTMENT OBJECTIVES AND POLICIES.............................................4
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS................................4
         EQUITY SECURITIES.....................................................4
         DEBT SECURITIES.......................................................4
         CONVERTIBLE SECURITIES................................................4
         ASSET-BACKED SECURITIES (NON-MORTGAGE)................................5
         BANK INSTRUMENTS......................................................5
         COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES..............6
         CREDIT-ENHANCED SECURITIES............................................6
         DEFENSIVE INVESTMENTS.................................................7
         DOLLAR ROLL TRANSACTIONS..............................................7
         LENDING OF PORTFOLIO SECURITIES.......................................7
         REPURCHASE AGREEMENTS.................................................8
         REVERSE REPURCHASE AGREEMENTS.........................................X
         U.S. GOVERNMENT OBLIGATIONS...........................................X
         ADJUSTABLE RATE NOTES.................................................X
         SHARES OF MUTUAL FUNDS................................................X
         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS........................X
         ZERO-COUPON SECURITIES................................................X
         OPTIONS (PUTS AND CALLS) ON SECURITIES................................X
         COVERED CALL WRITING..................................................X
         PURCHASING CALL OPTIONS..............................................XX
         PURCHASING PUT OPTIONS...............................................XX
         OPTIONS IN STOCK INDICES.............................................XX
         RISK FACTORS IN OPTIONS TRANSACTIONS.................................XX
         FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS..................XX
         FUTURES CONTRACTS ON SECURITIES......................................XX
         OPTIONS ON SECURITIES' FUTURES CONTRACTS.............................XX
         RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS
            AND RELATED OPTIONS...............................................XX
         INDEX FUTURES CONTRACTS..............................................XX
         OPTIONS ON INDEX FUTURES CONTRACTS...................................XX
         FOREIGN INVESTMENT...................................................XX
         FOREIGN CURRENCY TRANSACTIONS........................................XX
         TRANSACTION HEDGING..................................................XX
         FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS......XX
         POSITION HEDGING.....................................................XX
         CURRENCY FORWARD AND FUTURES CONTRACTS...............................XX
         GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS................XX
         FOREIGN CURRENCY OPTIONS.............................................XX
         FOREIGN CURRENCY CONVERSION..........................................XX

         INDEX-BASED INVESTMENTS..............................................XX
         SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES........................XX
         MONEY MARKET INSTRUMENTS.............................................XX
         TREASURY RECEIPTS....................................................XX
         ILLIQUID SECURITIES..................................................XX
         MORTGAGE-RELATED SECURITIES..........................................XX
         RESTRICTED SECURITIES................................................XX
         U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS.................XX
INVESTMENT RESTRICTIONS.......................................................XX
         VOTING INFORMATION...................................................XX
PORTFOLIO TURNOVER............................................................XX
VALUATION.....................................................................XX
         VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS.............XX
MANAGEMENT OF THE TRUST.......................................................XX
         TRUSTEES AND OFFICERS................................................XX
         TRUSTEE COMPENSATION.................................................XX
         INVESTMENT ADVISER...................................................XX
         GLASS-STEAGALL ACT...................................................XX
         PORTFOLIO TRANSACTIONS...............................................XX
         BROKERAGE ALLOCATION AND OTHER PRACTICES.............................XX
         ADMINISTRATOR........................................................XX
         SUB-ADMINISTRATOR....................................................XX
         ADMINISTRATIVE SERVICES..............................................XX
         DISTRIBUTOR..........................................................XX
         CUSTODIAN AND RECORD KEEPER..........................................XX
         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.........................XX
         INDEPENDENT AUDITORS.................................................XX
         PRINCIPAL HOLDERS OF SECURITIES......................................XX
SHAREHOLDER RIGHTS............................................................XX
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS................XX
         OTHER PURCHASE INFORMATION...........................................XX
         OTHER EXCHANGE INFORMATION...........................................XX
         OTHER REDEMPTION INFORMATION.........................................XX
DETERMINATION OF NET ASSET VALUE..............................................XX
TAXES.........................................................................XX
         FEDERAL INCOME TAXATION..............................................XX
DIVIDENDS AND DISTRIBUTIONS...................................................XX
PERFORMANCE INFORMATION.......................................................XX
FINANCIAL STATEMENTS..........................................................XX
FINANCIAL STATEMENTS..........................................................XX
APPENDIX--DESCRIPTION OF BOND RATINGS.........................................XX

                       STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

         For convenience, we will use the following terms throughout this Statement of Additional Information.

"1940 Act"                        --        The Investment Company Act of 1940, as amended.

"Funds"                           --        Each of the separate investment portfolios of the Trust.

"Trust"                           --        The Huntington VA Funds.

"Huntington"                      --        The Huntington National Bank

"Independent Trustees"            --        Trustees who are not "interested persons" of the Trust, as defined in the 1940
                                            Act.

"NRSRO"                           --        Nationally Recognized Statistical Ratings Organization such as Moody's Investor
                                            Service or Standard and Poor's Ratings Group.

"SEI Administrative"              --        SEI Investments Mutual Fund Services.

"Prospectus"                      --        Each of the separate Prospectuses of the Funds.

"SAI"                             --        Statement of Additional Information.


                             THE HUNTINGTON VA FUNDS

     The Trust was organized as a Massachusetts business trust on June 30, 1999. The Trust is an open-end, management investment company consisting of seven separate Funds with separate investment objectives and policies established exclusively as investment vehicles for separate accounts offered by Hartford Life Insurance Company. Each of these Funds is diversified, except for the Rotating Index Fund.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in units of beneficial interest ("Shares") of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of the Trust as set forth in the respective Prospectus for that Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. EQUITY SECURITIES. Equity securities include common stocks, preferred stocks, convertible securities and warrants of both domestic and foreign companies. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. DEBT SECURITIES. Certain of the Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, Huntington National Bank (the "Adviser") will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa.

         3. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

         The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.

         4. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

         The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

         5. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         6. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         7. CREDIT-ENHANCED SECURITIES. Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security. All of the Funds may invest in credit-enhanced securities.

         8. DEFENSIVE INVESTMENTS. At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies.

         9. DOLLAR ROLL TRANSACTIONS. A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

         10. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Rotating Index Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets. The Growth Fund and the Income Equity Fund may lend portfolio securities in an amount representing up to 20% of the value of the Fund's total assets.

         11. REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees.

Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and Huntington National Bank ( the "Custodian"), with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Trust's Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         12. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         13. U.S. GOVERNMENT OBLIGATIONS. Each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         14. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         15. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of the Trust, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of the Trust, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of the Trust, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         16. WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, the Trust's custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

         The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

         17. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method.

         18. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Fund may buy and sell options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         19. COVERED CALL WRITING. Each Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         20. PURCHASING CALL OPTIONS. The Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

         21. PURCHASING PUT OPTIONS. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         22. OPTIONS IN STOCK INDICES. The Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

         23. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         24. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

         25. FUTURES CONTRACTS ON SECURITIES. The Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, marketable securities equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         26. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, marketable securities equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

         27. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         28. INDEX FUTURES CONTRACTS. The Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of marketable securities, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

         29. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

         30. FOREIGN INVESTMENT. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee

Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in American Depositary Receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

         The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

         Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

         31. FOREIGN CURRENCY TRANSACTIONS. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Equity Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

         32. TRANSACTION HEDGING. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Although there is no current intention to do so, the International Equity Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         33. FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS
         A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

         Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

         Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a

Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in forward foreign currency and foreign currency futures contracts.

         34. POSITION HEDGING. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         35. CURRENCY FORWARD AND FUTURES CONTRACTS. Consistent with its investment objective and policies, the International Equity Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

         A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

         When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

         36. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Equity Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         37. FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         38. FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         39. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         40. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         41. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         42. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, certain of the Funds may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         43. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of the Trust and only if the investment would be permitted under applicable state securities laws.

         44. MORTGAGE-RELATED SECURITIES. Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         MORTGAGE PASS-THROUGH SECURITIES

                  Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         ADJUSTABLE RATE MORTGAGE SECURITIES

                  Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

                  ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such s the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

         DERIVATIVE MORTGAGE SECURITIES

                  Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

                  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

                  The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

                  An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

                  Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.


                  Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

         45. RESTRICTED SECURITIES. Each Fund is permitted the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by the Trust's Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

         46. U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

         Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

         There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

         Each of the Tax-Exempt Funds may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Huntington, price movements in U.S. Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge.



                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

THE DIVIDEND CAPTURE FUND, THE INTERNATIONAL EQUITY FUND, THE MID CORP AMERICA FUND, THE NEW ECONOMY FUND, AND THE ROTATING INDEX FUND:

                  1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. This restriction does not apply to the Rotating Index Fund.

                  2. May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the Trust) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

         Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE DIVIDEND CAPTURE FUND, THE INTERNATIONAL EQUITY FUND, THE MID CORP AMERICA FUND, AND THE NEW ECONOMY FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:


                  1.  Invest in companies for the purpose of exercising control.


                  2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  3. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the all Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

                  4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

                  5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  6. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

                  7. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser or Sub-Advisers of the Trust owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

                  8. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


GROWTH FUND AND INCOME EQUITY FUND

         The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund. Accordingly, the Growth Fund and the Income Equity Fund will not:

         (1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

         (2)      Purchase more than 10% of the voting securities of any issuer.

         (3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

         (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

         (5) Invest more than 10% of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options.

         (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness.

         (7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

         (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

         (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

         (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

         (12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

         (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940
                  Act) of the Funds, including its investment manager and its affiliates, except as permitted by the Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

         (14)     Issue senior securities.

         (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

         (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the Investment Company Act of 1940.

         All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


         VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

         For the fiscal years ended December 31, 2000 and 1999, the portfolio turnover rates for the Fund was as follows:


FUND                                         2000            1999
----                                         ----            ----

Growth Fund................................. __%             ___%


                                    VALUATION

         Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

         VALUATION OF THE FUNDS

         Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Equity Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For the Income Funds, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

         Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

         For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

         If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business in accordance with the laws of the state of Massachusetts. Trustees and officers of the Trust and their principal occupations during the past five years are as set forth below.

                                                 POSITION(S)
                                                 HELD WITH                PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS                            THE TRUST                DURING PAST FIVE YEARS
---------------------                            ---------                ----------------------
David S. Schoedinger                             Trustee                  Chairman of the Board, Schoedinger
229 East State Street                                                     Funeral Service; President Schoedinger
Columbus, Ohio                                                            Financial Services, Inc.; Past
Birth date:  November 27, 1942                                            President, Board of Directors of
                                                                          National Selected (1992-1993).

John M. Shary                                    Trustee and Chairman     Retired; Formerly: Member, Business
3097 Walden Ravine                               of the Board             Advisory Board, DPEC-Data Processing
Columbus, Ohio  43321                                                     Education Corp. (1993-1996); Member,
Birth date:  November 30, 1930                                            Business Advisory Board, Hublink, Inc.
                                                                          (1993-1997); Member, Business Advisory
                                                                          Board, Miratel Corporation (1993-1995);
                                                                          Member, Board of Directors, Applied
                                                                          Information Technology Research Center
                                                                          (1987-1990); Member, Board of Directors, AIT
                                                                          (1987-1990); Chief Financial Officer of OCLC
                                                                          Online Computer Library Center, Inc.
                                                                          (1972-1987).
                                      -36-

William R. Wise                                  Trustee                  Retired; Formerly, Corporate Director of
613 Valley Forge Court                                                    Financial Services and Treasurer,
Westerville, Ohio                                                         Children's Hospital, Columbus, Ohio;
Birth date:  October 20, 1931                                             Associate Executive Director and
                                                                          Treasurer, Children's Hospital,
                                                                          Columbus, Ohio (1985-1989).

James R. Foggo                                   President and Chief      Vice President and Assistant Secretary
One Freedom Valley Road                          Executive Officer        of SEI since 1998. Associate, Paul
Oaks, Pennsylvania  19456                                                 Weiss, Rifkind, Wharton & Garrison
Birth date: June 30, 1964                                                 (1998).  Associate, Baker & McKenzie
                                                                          (1995-1998).  Associate, Battle Fowler
                                                                          L.L.P. (1993-1995).

Robert DellaCroce                                Treasurer, Controller    Director, Funds Administration and
One Freedom Valley Road                          and Chief Financial      Accounting of SEI since 1994.  Senior
Oaks, Pennsylvania  19456                        Officer                  Audit Manager, Arthur Anderson LLP, from
Birth date:  December 17, 1963                                            1986 to 1994.

Kathy Heilig                                     Vice President and       Treasurer of SEI Investments Company
One Freedom Valley Road                          Assistant Secretary      since 1997; Assistant Controller of SEI
Oaks, Pennsylvania  19456                                                 Investments Company since 1995; Vice
Birth date:  December 21, 1958                                            President of SEI Investments Company
                                                                          since 1991.

Todd Cipperman                                   Vice President and       Vice President and Assistant Secretary
One Freedom Valley Road                          Assistant Secretary      of SEI Corporation since 1995; Associate
Oaks, Pennsylvania  19456                                                 attorney with Dewey Ballantine
Birth date:  February 14, 1966                                            (1994-1995); Associate attorney with
                                                                          Winston & Strawn (1991-1994).

Kevin P. Robbins                                 Vice President and       Senior Vice President, General Counsel
One Freedom Valley Road                          Assistant Secretary      and Secretary of SEI Corporation since
Oaks, Pennsylvania  19456                                                 1994.  Vice President and Assistant
Birth date:  April 15, 1961                                               Secretary (1992-1994); Associate
                                                                          attorney with Morgan, Lewis & Bockius
                                                                          (1988-1992).

TRUSTEE COMPENSATION

         During the year ended December 31, 2000, the Trustees received the following total compensation from the Huntington VA Funds, for their services as Trustees with respect to those Funds:

         NAME AND POSITION                                COMPENSATION

         David S. Schoedinger, Trustee                        $___
         John M. Shary, Trustee and Chairman                  $___
         William R. Wise, Trustee                             $___

         During the year ended December 31, 2000, the Trustees received the following total compensation from the Huntington Funds, a separate investment company advised by Huntington, for their services as Trustees with respect to those Funds:

         NAME AND POSITION                                COMPENSATION

         David S. Schoedinger, Trustee                        $___
         John M. Shary, Trustee and Chairman                  $___
         William R. Wise, Trustee                             $___


         There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust or of any other Fund receive compensation from the Trust or the Funds as officers or employees of the Trust of any such Fund.

         The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISER

         Huntington National Bank is the investment adviser to each of the Funds of the Trust. It is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $___ billion in assets as of September 30, 1999, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

         Under the investment advisory agreement between the Trust and Huntington (the "Investment Advisory Agreement"), Huntington, at its expense, furnishes a continuous an investment program for the Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

         Each of the Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the Investment Advisory Agreement and described in the Prospectus.

         The Investment Advisory Agreement provides that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

         The Investment Advisory Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. The Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

         From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on shares of the Funds.

         For the year ended December 31, 2000, Huntington received the following fees under its Investment Advisory Agreement:

Income Equity Fund                  $

         For the period from October 20, 1999 (commencement of operations) to December 31, 1999, Huntington received the following fees under its Investment Advisory Agreement:

Income Equity Fund                  $


GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

PORTFOLIO TRANSACTIONS

         Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

         As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

ADMINISTRATOR

         Huntington is the Administrator of the Trust. Pursuant to its Administration Agreement, Huntington provides the Trust with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and such other services as the Trustees may, from time to time, reasonably request and Huntington shall, from time to time, reasonably determine to be necessary to perform its obligations under the Administration Agreement. In addition, Huntington coordinates with other service providers and legal counsel to provide other services to the Trust. For its services, Huntington receives an annual fee, computed daily and paid monthly, of 0.11% of each Fund's average daily net assets.

         The Administration Agreement became effective on December 20, 1999, and will continue in effect for a period of five years, and thereafter will continue for successive one year periods, unless terminated by either party on not less than 60 days' prior written notice. Under certain circumstances, the Administration Agreement may be terminated on 45 days' prior written notice or immediately by the Trust without prior notice. The Administration Agreement provides that Huntington shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by Huntington of its obligations and duties thereunder.

         For the year ended December 31, 2000, Huntington received the following fees under it Administration Agreement with the Funds:

Income Equity Fund                  $

         For the period from October 20, 1999 (commencement of operations) to December 31, 1999, Huntington received the following fees under its Administration Agreement:

Income Equity Fund                  $


SUB-ADMINISTRATOR

         Huntington has entered into a Sub-Administration Agreement with SEI Administrative pursuant to which SEI Administrative provides certain administrative services to the Trust. Under this Agreement, Huntington will pay to SEI Administrative a periodic fee at an annual rate of 0.045% of the average daily net assets of all Funds.

         For the year ended December 31, 2000, SEI received the following fees under it Sub-Administration Agreement with the Funds:

Income Equity Fund                  $

         For the period from October 20, 1999 (commencement of operations) to December 31, 1999, SEI received the following fees under its Sub-Administration
Agreement:

Income Equity Fund                  $

ADMINISTRATIVE SERVICES

         Pursuant to an Administrative Services Agreement, Hartford Life Insurance Company ("Hartford") provides certain administrative services to the Trust with respect to assets of its separate accounts which are invested in the Funds. These administrative services include: teleservicing support in connection with the Funds; facilitation of delivery of current prospectuses, reports, notices, proxies and proxy statements and other information materials; facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Fund shareholders; providing information relating to the Variable Contracts and Share balances under such Variable Contracts to the Trust as may be reasonably requested; provision of communication support services including providing information about the Funds and answering questions concerning the Funds, including questions respecting Variable Contract owners' interests in one or more Funds; administration of fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals involving the Funds; and provision of other services as may be agreed upon from time to time. Hartford is compensated under the Administrative Services Agreement at an annual rate of 0.25% of the average daily net assets of shares of the Funds held by Hartford separate accounts.

         For the year ended December 31, 2000, Hartford received the following fees under its Administrative Services Agreement:

Income Equity Fund                  $

         For the period from October 20, 1999 (commencement of operations) to December 31, 1999, Hartford received the following fees under its Administrative Service Agreement:

Income Equity Fund                  $


DISTRIBUTOR

         SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, is the Distributor (principal underwriters) of the Funds. SEI Distribution is an affiliated person of SEI Administrative, the Trust's Sub-Administrator. Under a Distribution Agreement with SEI Distribution the Distributor sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund.

         The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

CUSTODIAN AND RECORD KEEPER

         For each of the Funds, Huntington acts as custodian and record keeper. For an annual fee of 0.056% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds and coordinating with other service providers in such matters as shareholder taxation or proxy solicitation and the calculation of net asset value. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT AUDITORS

         KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.

PRINCIPAL HOLDERS OF SECURITIES

         Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund.

         As of February 7, 2001, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

                                5% OR MORE OWNERS


                        HUNTINGTON VA INCOME EQUITY FUND

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                            ---------------------------------
Hartford Life Seed Account                           29.3%
PO Box 2999
Hartford, CT 06104

Hartford Life Ins Co                                 41.04%
Separate Account Two
Hartford, CT 06104

Huntington National Bank                             29.67%
Seed Account
41 S. High St
Columbus, OH 43215



                               SHAREHOLDER RIGHTS

         The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of shares in the Huntington VA Dividend Capture Fund, the Huntington VA Growth Fund, Huntington VA Income Equity Fund, the Huntington VA International Equity Fund, the Huntington VA Mid Corp America Fund, the Huntington VA New Economy Fund, and the Huntington VA Rotating Index Fund.

         All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

         The rights of shareholders cannot be modified without a majority vote.

         The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

         Shareholder inquiries regarding the Funds should be directed to the Trust c/o The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, Attn: Investor Services.

         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

         Shares of the Funds may be purchased, exchanged and redeemed only by contacting Hartford Life.

         In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

         _ a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;
         _ a member of the New York, American, Midwest, or Pacific Stock Exchanges;
         _ a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
         _ any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

OTHER PURCHASE INFORMATION

         Purchases are made at net asset value. If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

OTHER EXCHANGE INFORMATION

         Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

         Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

         Exchanges will not be available for shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

         If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.

         Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

         Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

         Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

         For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

         If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange.

         Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                      TAXES

FEDERAL INCOME TAXATION

         It is intended that each Fund qualifies each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

         (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of its "investment company taxable income" (as that term is defined in the Code) and tax-exempt income (less deductions attributable to that income) for such year; and

         (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation. In such a case, a Fund could not pay exempt-interest or capital gains dividends. Failure to qualify as a regulated investment company also could result in the loss of the tax-favored status of variable annuity contracts based on a segregated asset account which invests in the Funds.

         SEGREGATED ASSET ACCOUNT. Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If all of the beneficial interests in a regulated investment company are owned by one or more insurance companies in segregated asset accounts, then a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. Each of the Funds intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified. However, the failure of a Fund to meet such ownership conditions and to comply with such diversification test could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

         Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy. Persons investing in a variable annuity contract or variable annuity life insurance policy offered by a segregated asset account investing in a Fund should refer to the prospectus for such contract or policy for further tax information.

         RETURN OF CAPITAL DISTRIBUTIONS. If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

         HEDGING TRANSACTIONS. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund. Under the 30% of gross income test described above (see "Federal Income Taxation"), a Fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that could cause certain Fund assets to be treated as held for less than three months.

         FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         BACKUP WITHHOLDING. In general, a Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                           DIVIDENDS AND DISTRIBUTIONS

         Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

                             PERFORMANCE INFORMATION

         From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results.

         Generally, the Equity and Income Funds will advertise average annual total returns. In accordance with SEC guidelines, the average annual total return for each Fund is

                       AVERAGE ANNUAL RETURN =   ERV   1
                                                (---) ---  -  1
                                                  P    N
calculated according to the following formula:
where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

         In accordance with SEC guidelines, the yield for each Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                       YIELD = 2    A-B
                                            6
                                  [(----+ 1)  + 1]
                                     CD
where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         In accordance with SEC guidelines, the tax-equivalent yield for each of Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

         The average annual total returns for the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2000, were as follows:


---------------------------------------- ---------------- ----------------- ------------------- -------------------

                                         FISCAL YEAR      FIVE YEARS        TEN YEARS           INCEPTION
                                         ENDED            ENDED             ENDED               THROUGH
                                         12/31/2000       12/31/2000        12/31/2000          12/31/2000
---------------------------------------- ---------------- ----------------- ------------------- -------------------
Growth Fund.........................     ____%            ____%             N/A                 ____%
---------------------------------------- ---------------- ----------------- ------------------- -------------------
Income Equity Fund*.................     ____%            ____%             ____%               ____%
---------------------------------------- ---------------- ----------------- ------------------- -------------------


----------
*Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.


                              FINANCIAL STATEMENTS

                              FINANCIAL STATEMENTS

         The audited financial statements of the Fund for the year ended December 31, 2000, and the report of KPMG LLP, independent auditors, will be incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2000, which has been previously sent to shareholders of the Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                      APPENDIX -- DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC.  CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM RATING DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

FITCH IBCA SHORT-TERM RATING DEFINITIONS

F1 - Obligations supported by the highest capacity for timely repayment.

F2 - Obligations supported by a strong capacity for timely repayment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 - Obligations supported by an adequate capacity for timely repayment, although such capacity is more susceptible to adverse changes in business, economic or financial conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

         _        Leading market positions in well-established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC.  COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA  COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

All Exhibits incorporated by reference relate to File Nos. 333-83397 and 811-09481:

(a)  (1)  Declaration of Trust of the Registrant (previously filed as Exhibit
          (a)(1) to the Trust's Registration Statement on Form N-1A filed on July 21, 1999 and incorporated herein by reference).
     (2) Certificate of Designation (previously filed as Exhibit (a)(2) to the Trust's Registration Statement on Form N-1A filed on July 21, 1999 and incorporated herein by reference).
(b) By-Laws of the Registrant (previously filed as Exhibit (b) to the Trust's Registration Statement on Form N-1A filed on July 21, 1999 and incorporated herein by reference).
(c)       See Declaration of Trust and By-Laws.
(d) Investment Advisory Agreement between the Registrant and The Huntington National Bank, relating to the VA Growth Fund and VA Income Equity Fund, dated October 15, 1999, is filed herewith.
(e) Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 15, 1999, is filed herewith.
(f)       Not applicable.
(g) Custodian Contract between the Registrant and The Huntington National Bank, dated October 15, 1999, as amended December 20, 1999, is filed herewith.
(h) (1) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated October 15, 1999, is filed herewith.
     (2) Administration Agreement between the Registrant and The Huntington National Bank, dated December 20, 1999, is filed herewith.
     (3) Sub-Administration Agreement between SEI Investments Mutual Funds Services and The Huntington National Bank, dated December 20, 1999, is filed herewith.
     (4) Administrative Services Agreement between the Registrant and Hartford Life Insurance Company, dated October 15, 1999, is filed herewith.
(i)       Opinion and Consent of Ropes & Gray is filed herewith.
(j) (1)   Consent of Ropes & Gray is filed herewith.
(k)       Not applicable.
(l) Form of Purchase Agreement (previously filed as Exhibit (l) to the Trust's Registration Statement on Form N-1A filed on July 21, 1999 and incorporated herein by reference).
(m)       Not applicable.
(n)       Not applicable.
(p)  (1)  Code of Ethics for Huntington VA Funds is filed herewith.
(p)  (2)  Code of Ethics for The Huntington National Bank is filed herewith.
(p)  (3)  Code of Ethics for SEI is filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     Indemnification of Registrant's Trustees and officers is provided by
Section 4.3 of Registrant's Declaration of Trust, which is incorporated by reference as Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred in the settlement thereof. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the Custodian Contract, and the Transfer Agency Agreement. The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     THE ADVISER. Huntington National Bank ("Huntington") serves as investment adviser to the Registrant. Huntington is a wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage in business for HBI. Set forth below are the names and principal businesses of the directors and executive officers of Huntington.


NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------
Friedrich K.M. Bohm, Director....................     Chairman, NBBJ East Limited Partnership

Douglas G. Borror, Director......................     President and Chief Executive Officer, Dominion Homes, Inc.

NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------
Richard A. Cheap.................................     Executive Vice President, General Counsel, Secretary and
                                                      Cashier, Huntington

Anne Creek, Treasurer............................     Treasurer, Huntington

Peter H. Edwards, Director.......................     Chairman, Edwards Companies

Douglas E. Fairbanks, Director...................     Retired; formerly Vice President, Ameritech

Ralph K. Frasier, Director.......................     Retired

Peter E. Geier, Director.........................     President and Chief Operating Officer, Huntington

Elaine H. Hairston, Director.....................     Retired; formerly Chancellor, Ohio Board of Regents

Edgar W. Ingram III, Director....................     President and Chief Executive Officer, White Castle Systems,
                                                      Inc.

Pete A. Klisares, Director.......................     President and Chief Operating Officer, Karrington, Inc.

Robert W. Rahal, Director........................     President and Chief Executive Officer, Team Rahal, Inc.

John B. Schultze, Director.......................     Chairman, President and Chief Executive Officer, The Lamson
                                                      & Sessions Co.

Ronald J. Seiffert, Director.....................     Vice Chairman, Huntington

J. Richard Sisson, Director......................     Senior Vice President and Provost, The Ohio State University

Rodney Wasserstrom, Director.....................     President and Chief Executive Officer, The Wasserstrom
                                                      Company

William J. Williams, Director....................     Retired; formerly Chairman, Huntington

William S. Williams, Director....................     Retired and formerly Vice Chairman and Chief Executive
                                                      Officer, The W.W. Williams Co., Inc.

Frank Wobst, Director............................     Chairman, President and Chief Executive Officer, HBI

Helen K. Wright, Director........................     Retired


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

     SEI Investments Distribution Co. ("SEI") is the Distributor of the Registrant's shares. SEI also acts as distributor for the following other investment companies:

                  The Achievement Funds Trust
                  The Advisors' Inner Circle Fund
                  Alpha Select Funds
                  Amerindo Funds, Inc.
                  The Arbor Fund
                  ARK Funds
                  Armada Funds
                  Bishop Street Funds
                  CNI Charter Funds
                  CUFUND
                  The Expedition Funds
                  First American Funds, Inc.
                  First American Investment Funds, Inc.
                  First American Strategy Funds, Inc.
                  First Omaha Funds, Inc.
                  Friends Ivory Funds
                  HighMark Funds
                  Huntington VA Funds
                  Johnson Family Funds, Inc.
                  Millennium Funds, Inc.
                  The Nevis Fund, Inc.
                  Oak Associates Funds
                  The Armada Advantage Fund
                  The PBHG Funds, Inc.
                  PBHG Insurance Series Fund, Inc.
                  The Pillar Funds
                  Pitcairn Funds
                  SEI Asset Allocation Trust
                  SEI Daily Income Trust
                  SEI Index Funds
                  SEI Institutional Investments Trust
                  SEI Institutional Managed Trust
                  SEI Institutional International Trust
                  SEI Insurance Products Trust
                  SEI Liquid Asset Trust
                  SEI Tax Exempt Trust
                  STI Classic Funds
                  STI Classic Variable Trust
                  TIP Funds

SEI provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Unless otherwise noted, the business address of each director or officer is One Freedom Valley Road, Oaks, Pennsylvania 19456:

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     -------------------                    -------------------
Alfred P. West, Jr.                      Director and Chairman of the Board     None
                                         of Directors

Carmen V. Romeo                          Director                               None

Mark J. Held                             President and COO                      None

Gilbert L. Beebower                      Executive Vice President               None

Richard B. Lieb                          Director and Executive Vice President  None

Dennis J. McGonigle                      Executive Vice President               None

Robert M. Silvestri                      CFO and Treasurer                      None

Leo J. Dolan, Jr.                        Senior Vice President                  None

Carl A. Guarino                          Senior Vice President                  None

Jack May                                 Senior Vice President                  None

Hartland J. McKeown                      Senior Vice President                  None

Kevin P. Robins                          Senior Vice President                  Vice President and Assistant
                                                                                Secretary

Patrick K. Walsh                         Senior Vice President                  None

Robert Aller                             Vice President                         None

John D. Andersen                         Vice President and Managing            None
                                         Director

Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Todd Cipperman                           Senior Vice President and              Vice President and Assistant
                                         General Counsel                        Secretary

James R. Foggo                           Vice President and Assistant           President and Chief Executive Officer
                                         Secretary

Robert Crudup                            Vice President and                     None
                                         Managing Director

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     -------------------                    -------------------
Richard A. Deak                          Vice President and Assistant           None
                                         Secretary

Scott W. Dellorfano                      Vice President and Managing Director   None

Barbara Doyne                            Vice President                         None

Jeff Drennen                             Vice President                         None

Scott C. Fanatico                        Vice President and Managing Director   None

Steven A. Gardner                        Director                               Vice President and Managing Director

Greg Gettinger                           Vice President and Assistant           None
                                         Secretary

Vic Galef                                Vice President and                     None
                                         Managing Director

Lydia A. Gavalis                         Vice President and                     Vice President and Assistant
                                         Assistant Secretary                    Secretary

Kathy Heilig                             Vice President                         None

Jeff Jacobs                              Vice President                         None

Samuel King                              Vice President                         None

Kim Kirk                                 Vice President and                     None
                                         Managing Director

John Kirk                                Vice President and Managing Director   None

John Krzeminski                          Vice President and                     None
                                         Managing Director

Carolyn McLaurin                         Vice President and                     None
                                         Managing Director

Alan H. Lauder                           Vice President                         None

Paul Lonegran                            Vice President and Managing Director   None

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     -------------------                    -------------------
Ellen Marquis                            Vice President                         None

Christine McCullough                     Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Mark Nagle                               Vice President                         None

Joanne Nelson                            Vice President                         None

Cynthia M. Parish                        Vice President and Secretary           None

Rob Redican                              Vice President                         None

Maria Rinehart                           Vice President                         None

Steve Smith                              Vice President                         None

Daniel Spaventa                          Vice President                         None

Kathryn L. Stanton                       Vice President                         None

Lori L. White                            Vice President and                     None
                                         Assistant Secretary

William E. Zitelli, Jr.                  Vice President and Assistant           None
                                         Secretary

Wayne M. Withrow                         Senior Vice President                  None

(C)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     SEI Investments Distribution Co.                    One Freedom Valley Road
     (Distributor and Sub-Administrator)                 Oaks, PA 19456

     Huntington National Bank                            Huntington Center
     (Adviser, Administrator, Custodian and              41 South High Street
     Portfolio Recordkeeper)                             Columbus, OH 43287

     State Street Bank and Trust                         Two Heritage Drive

     Company (Transfer Agent and                         Quincy, MA  02171
     Dividend Disbursing Agent)

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, there to duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 15th day of February, 2001.

                              HUNTINGTON VA FUNDS
                              BY:   */S/ JAMES R. FOGGO
                              -------------------------------
                                    James R. Foggo, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                                    TITLE                                  DATE
*/S/ JAMES R. FOGGO                        President and Chief Executive               February 15, 2001
---------------                                        Officer
James R. Foggo

*/S/ ROBERT DELLACROCE                     Controller, Treasurer and Chief              February 15, 2001
----------------------                            Financial Officer
Robert DellaCroce

*/S/ DAVID S. SCHOEDINGER                              Trustee                          February 15, 2001
-------------------------
David S. Schoedinger

*/S/ WILLIAM R. WISE                                   Trustee                          February 15, 2001
--------------------
William R. Wise

*/S/ JOHN M. SHARY                                     Trustee                          February 15, 2001
------------------
John M. Shary

*/S/ THOMAS J. WESTERFIELD                             Trustee                          February 15, 2001
--------------------------
Thomas J. Westerfield

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By:      /S/ ALYSSA ALBERTELLI
   ---------------------------
         Alyssa Albertelli
         Attorney-In-Fact

                                POWER OF ATTORNEY

     The undersigned, being the President and Chief Executive Officer of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan
G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a President and Chief Executive Officer or as an officer of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                       DATE
---------                     --------                       -----
/S/ JAMES R. FOGGO            President and Chief            February 13, 2001
------------------            Executive Officer
James R. Foggo

                                POWER OF ATTORNEY

     The undersigned, being the Treasurer and Chief Financial Officer of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan
G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Controller, Treasurer and Chief Financial Officer of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                       DATE
---------                     --------                       -----
/S/ JOHN LEVEN                Treasurer and Chief            February 7, 2001
--------------                Financial Officer
John Leven

                                POWER OF ATTORNEY

     The undersigned, being a Trustee of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                        CAPACITY                       DATE
---------                        --------                       -----
/s/ DAVID S. SCHOEDINGER         Trustee                        February 8, 2001
------------------------
David S. Schoedinger

                                POWER OF ATTORNEY

     The undersigned, being a Trustee of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned a Trustee of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                       DATE
---------                     --------                       -----
/s/ WILLIAM R. WISE           Trustee                        February 8, 2001
-------------------
William R. Wise

                                POWER OF ATTORNEY

     The undersigned, being a Trustee of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                       DATE
---------                     --------                       -----
/s/ JOHN M. SHARY             Trustee                        February 8, 2001
-----------------
John M. Shary

                                POWER OF ATTORNEY

     The undersigned, being a Trustee of the Huntington VA Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington VA Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington VA Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington VA Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                       DATE
---------                     --------                       -----
/s/ THOMAS J. WESTERFIELD     Trustee                        February 8, 2001
-------------------------
Thomas J. Westerfield

                                  EXHIBIT INDEX

(d)      Investment Advisory Agreement
(e)      Distribution Agreement
(g)      Custodian Contract
(h)  (1) Transfer Agency and Service Agreement
(h)  (2) Administration Agreement
(h)  (3) Sub-Administration Agreement
(h)  (4) Administrative Service Agreement
(i)      Opinion and Consent of Ropes & Gray
(j)  (1) Consent of Ropes & Gray
(p)  (1) Code of Ethics for Huntington VA Funds
(p)  (2) Code of Ethics for The Huntington National Bank
(p)  (3) Code of Ethics for SEI